Income Taxes - Change in Valuation Allowance for Deferred Tax Assets (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)		Mar. 31, 2020 INR (₨)
Income Tax Disclosure [Abstract]
Opening valuation allowance		₨ 217	[1],[2]	$ 3.0		₨ 328
Movement during the Year		871	[1]	11.9	[1]	(111)
Closing valuation allowance	[1],[2]	₨ 1,088		$ 14.9		₨ 217

[1]	For 2021, the valuation allowance includes INR 741 million relating to the capital loss on rooftop and other assets classified as held for sale. The movement also includes INR 269 million relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.
[2]	The valuation allowance includes INR 741 million relating to capital loss on rooftop and other asset classified as held for sale. The movement also includes INR 269 million relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.